Derivative Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Interest rate swaps and cross currency swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate fair value asset	$ 100,000	$ 0
Aggregate fair value liability	216,700,000	360,600,000
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Restricted cash	$ 30,200,000	$ 60,500,000